Nature of business and organization	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization
Nature of business and organization
AquaBounty Technologies, Inc. (the “Parent” and, together with its subsidiaries, the “Company”) was incorporated in December 1991 in the State of Delaware for the purpose of conducting research and development of the commercial viability of a group of proteins commonly known as antifreeze proteins. In 1996, the Parent obtained the exclusive licensing rights for a gene construct (transgene) used to create a breed of farm‑raised Atlantic salmon that exhibit growth rates that are substantially faster than traditional salmon.
In 2015, the Parent obtained approval from the US Food and Drug Administration (the “FDA”) for the production, sale, and consumption of its AquAdvantage Salmon product in the United States.
In 2016, the Parent obtained approval from Health Canada for the sale and consumption of its AquAdvantage Salmon product in Canada. Previously, in 2013, the Parent obtained approval from Environment Canada for the production of the product.
AQUA Bounty Canada Inc. (the “Canadian Subsidiary”) was incorporated in January 1994 for the purpose of establishing a commercial biotechnology laboratory to conduct research and development programs related to the Parent’s technologies and to commercialize the Parent’s products in Canada.
AquaBounty Panama, S. de R.L. (the “Panama Subsidiary”) was incorporated in May 2008 in Panama for the purpose of conducting commercial trials of the Parent’s products. With the regulatory approval of the Company’s farms in Indiana and Rollo Bay, the site in Panama was no longer needed for commercial trials. Operations at the site ceased in May 2019.
AquaBounty Farms, Inc. (the “U.S. Subsidiary”) was incorporated in December 2014 in the State of Delaware for the purpose of conducting field trials and commercializing the Parent’s products in the United States.
AquaBounty Farms Indiana LLC (the “Indiana Subsidiary”), which is wholly owned by the U.S. Subsidiary, was formed in June 2017 in the State of Delaware for the purpose of operating its aquaculture facility in Albany, Indiana.
AquaBounty Brasil Participações Ltda. (the “Brazil Subsidiary”) was incorporated in May 2015 for the purpose of conducting field trials and commercializing the Parent’s products in Brazil.

Nature of business and organization
Nature of business
AquaBounty Technologies, Inc. (the “Parent” and, together with its subsidiaries, the “Company”) was incorporated in December 1991 in the State of Delaware for the purpose of conducting research and development of the commercial viability of a group of proteins commonly known as antifreeze proteins. In 1996, the Parent obtained the exclusive licensing rights for a gene construct (transgene) used to create a breed of farm‑raised Atlantic salmon that exhibit growth rates that are substantially faster than conventional salmon.
In 2015, the Parent obtained approval from the US Food and Drug Administration (the “FDA”) for the production, sale, and consumption of its AquAdvantage Salmon product in the United States.
In 2016, the Parent obtained approval from Health Canada for the sale and consumption of its AquAdvantage Salmon product in Canada. Previously, in 2013, the Parent obtained approval from Environment Canada for the production of the product.
AQUA Bounty Canada Inc. (the “Canadian Subsidiary”) was incorporated in January 1994 for the purpose of establishing a commercial biotechnology laboratory to conduct research and development programs related to the Parent’s technologies and to commercialize the Parent’s products in Canada.
AquaBounty Panama, S. de R.L. (the “Panama Subsidiary”) was incorporated in May 2008 in Panama for the purpose of conducting commercial trials of the Parent’s products.
AquaBounty Farms, Inc. (the “U.S. Subsidiary”) was incorporated in December 2014 in the State of Delaware for the purpose of conducting field trials and commercializing the Parent’s products in the United States.
AquaBounty Farms Indiana LLC (the “Indiana Subsidiary”), which is wholly owned by the U.S. Subsidiary, was formed in June 2017 in the State of Delaware for the purpose of operating its aquaculture facility in Albany, Indiana.
AquaBounty Brasil Participações Ltda. (the “Brazil Subsidiary”) was incorporated in May 2015 for the purpose of conducting field trials and commercializing the Parent’s products in Brazil.
Basis of presentation
The consolidated financial statements include the accounts of AquaBounty Technologies, Inc. and its wholly owned direct subsidiaries, AQUA Bounty Canada Inc.; AquaBounty Panama, S. de R.L.; AquaBounty Farms, Inc.; AquaBounty Farms Indiana LLC; and AquaBounty Brasil Participacoes Ltda. The entities are collectively referred to herein as the “Company.” All inter-company transactions and balances have been eliminated upon consolidation.
Going Concern Uncertainty and Management's Plan
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Company has experienced net losses and negative cash flows from operations since its inception and has cumulative losses attributable to common stockholders of $119 million as of December 31, 2018. At December 31, 2018, the Company had limited capital to fund its operations. This raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying consolidated financial statements are issued.
The Company plans to raise capital through equity and/or debt financings. There is no assurance, however, that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company. The Company may also cut operating costs or delay capital spend in order to preserve available cash. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of the above uncertainty.